Document and Entity Information	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	001-42380
Entity Registrant Name	FB Bancorp, Inc. /MD/
Entity Central Index Key	0002013639
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-1859402
Entity Address, Address Line One	353 Carondelet Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70130
City Area Code	504
Local Phone Number	569-8640
Title of 12(b) Security	Common stock
Trading Symbol	FBLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false